PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Depreciation expense	$ 1,430,997	$ 1,464,144	$ 1,503,554
Property, Plant and Equipment [Line Items]
Cost	20,408,407	20,210,727
Less: Accumulated depreciation	(13,272,552)	(11,752,606)
Construction- in-progress	38,791
Property, plant and equipment, net	7,174,646	8,458,121
Short-term bank loans
Property, Plant and Equipment [Line Items]
Property pledged as collateral		940,503
Notes payable
Property, Plant and Equipment [Line Items]
Property pledged as collateral	792,795
Short-term bank loans related party
Property, Plant and Equipment [Line Items]
Property pledged as collateral	1,406,429
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	4,348,977	4,315,067
Less: Accumulated depreciation	(2,149,753)	(1,880,230)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15,616,293	15,455,062
Less: Accumulated depreciation	(10,715,803)	(9,482,821)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	322,115	323,370
Less: Accumulated depreciation	(294,729)	(280,778)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	121,022	117,228
Less: Accumulated depreciation	$ (112,267)	$ (108,777)